Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000,000
Total Fee Amount	$ 344,475
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 344,475
Narrative - Max Aggregate Offering Price	$ 2,250,000,000
Final Prospectus	true